Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,087,359)	$ (1,405,766)
Adjustments to reconcile net loss to net cash used in operating activities:
Effect of exchange rate changes	202,551	1,184
Allowance for credit loss	1,344,218	568,229
Interest payable of convertible notes	1,555,689
Interest receivable from loan to third party	(386,261)
Stock-Based Compensation	1,209,000
Depreciation	22,205	40,959
Amortization of lease right-of-use assets	114,791	110,229
Inventory provision	4,328	2,203
Deferred tax benefits		(216,713)
Changes in operating assets and liabilities:
Accounts receivable, net	(1,649,559)	(725,166)
Prepaid expenses and other current assets, net	(261,232)	(3,233,957)
Inventories, net	26,328	539,517
Accounts payable	(300,654)	(320,628)
Contract liabilities	(325,142)	25,350
Accrued expenses and other current liabilities	66,600	(5,188)
Amounts due from related parties	341,426
Amounts due to related parties	(314,238)	(16,189)
Tax payable	(166,753)	928,135
Operating lease liabilities	(134,909)	(103,326)
Net cash used in operating activities	(1,738,971)	(3,811,127)
Cash flow from investing activities
Repayments of loan to a related party	(99,876)
Loan to third party	(8,640,000)
Net cash used in investing activities	(8,739,876)
Cash flow from financing activities
Proceeds from issuance of Class A ordinary shares upon the completion of IPO		5,356,792
Proceeds from Issuance of convertible notes	9,002,368
Proceeds from short-term debts		132,258
Repayments of short-term debts	(32,810)	(33,726)
Repayments of long-term debts	(124,959)	(179,420)
Repayments of other long-term debts	(108,037)	(878,962)
Payments of listing expenses		(150,606)
Net cash provided by financing activities	8,736,562	4,246,336
Effect of exchange rate changes	69,634	(58,969)
Net change in cash and cash equivalents	(1,672,651)	376,240
Cash and cash equivalents, beginning of the period	2,000,732	1,107,480
Cash and cash equivalents, end of the period	328,081	1,483,720
Supplemental disclosures of cash flow information:
Income tax paid		150,124
Interest expense paid	33,056	65,901
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 155,160	$ 147,083